INCOME TAX EXPENSE - Reconciliation of tax (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Reconciliation of income tax expense (benefit)
Profit before income tax		¥ 2,155,217	¥ 2,118,961	¥ 2,272,555
Tax expense calculated at the statutory tax rate of 25%(2019: 25%, 2018: 25%)		538,804	529,740	568,139
Preferential income tax rates applicable to certain branches and subsidiaries		(357,016)	(464,912)	(268,665)
Impact of change in income tax rate		(52,177)	4,594	23,425
Tax losses with no deferred tax assets recognised		477,876	588,267	434,103
Deductible temporary differences with no deferred tax assets recognised		146,276	41,695	384,072
Utilisation of previously unrecognised tax losses and deductible temporary differences		(73,779)	(18,105)	(52,962)
Tax incentive in relation to deduction of certain expenses		(42,958)	(50,921)	(62,172)
Non-taxable income			(173,686)	(252,500)
Expenses not deductible for tax purposes		52,261	56,448	54,959
Write-off of unrecoverable deferred tax assets previously recognised		41,757	187,432	183,195
Profits and losses attributable to joint ventures and associates		(70,577)	(79,720)	40,029
Recognition of deferred tax assets related to deductible temporary differences and tax losses previously not recognized		(61,987)	(3,868)	(233,940)
Adjustments in respect of current income tax of previous periods		(16,292)	11,412	8,683
Income tax expense	$ 89,224	¥ 582,188	¥ 628,376	¥ 826,366
Effective tax rate	27.00%	27.00%	30.00%	36.00%
Applicable tax rate	25.00%	25.00%	25.00%	25.00%